OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2016	2015

Government authorities	$278	$58
Prepaid expenses	37	21
Lease deposits	4	6
Others	24	18

	$343	$103